Subsequent Events	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Subsequent Events
28)	SUBSEQUENT EVENT

On January 30, 2025, Cemex completed the sale of its operations in the Dominican Republic (note 4.2), for a total consideration of $928
after final adjustments for changing balances of cash, debt and working capital.
On March 26, 2025 stockholders at the general ordinary shareholders’ meeting of Cemex, S.A.B. de C.V. approved: (a) the payment of a cash dividend for a total of $130 in four equal quarterly installments beginning in June 2025 and finalizing in March 2026; (b) setting the amount of $500 or its equivalent in Pesos as the maximum amount that during fiscal year 2025, and until the next ordinary general shareholders’ meeting of Cemex, S.A.B. de C.V. is held, Cemex, S.A.B. de C.V. may use for the acquisition of its own shares or securities representing such shares; and (c) the appointment of the members of the Board of Directors, the Audit Committee, the Corporate Practices and Finance Committee and, the Sustainability, Climate Action, Social Impact and Diversity Committee.
On April 1, 2025, Cemex delivered a notice of full redemption under the indenture for all of the $1,000 outstanding aggregate principal amount of its 9.125% Subordinated Notes, issued pursuant to the indenture, dated as of March 14, 2023, between Cemex and The Bank of New York Mellon, as trustee. The redemption date was April 10, 2025. The 9.125% Notes were redeem at par plus a premium of 1%, together with accrued and unpaid interest on the Notes to, but not including, the redemption date, for a total amount of $1,039.
The accompanying consolidated financial statements were authorized for issuance in the Company´s annual report on Form
20-F,
by the Chief Executive Officer of Cemex, S.A.B. de C.V. on April 25, 2025, hereby updated for subsequent events, to be filed with the United States Securities and Exchange Commission.